Right of Use Asset and Lease Liability - Schedule of lease liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [Line Items]
Lease payments made, net of lease payments received	$ (2,394,103)	$ (670,487)
Interest expense on lease liabilities	236,600	87,852
Less: current portion	(1,910,712)	(1,568,458)
Non-current portion	1,153,127	775,480
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	2,343,938	0
Transition to IFRS 16		360,361
Additions	2,469,327	2,730,877
Lease payments made, net of lease payments received	(2,561,297)	(762,908)
Interest expense on lease liabilities	236,600	87,852
Adjustment for change in variable payments based on rate or index		(72,244)
Foreign exchange	575,271
Ending balance	3,063,839	$ 2,343,938
Less: current portion	(1,910,712)
Non-current portion	$ 1,153,127